                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                                   Commission File No. 005-80132

(Check One):  [ ] Form 10-K      [ ] Form 20-F         [ ] Form 11-K
              [X] Form 10-Q      [ ] Form N-SAR        [ ] Form N-CSR

For the Period Ended: September 30, 2004
                      ----------------------------------------
[ ]  Transition Report on Form 10-K
[ ]  Transition Report on Form 20-F
[ ]  Transition Report on Form 11-K
[ ]  Transition Report on Form 10-Q
[ ]  Transition Report on Form N-SAR
For the Transition Period Ended:
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  Read attached instruction sheet before preparing form. Please print or type.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

Not applicable.

PART I -- REGISTRANT INFORMATION

NorthStar Realty Finance Corp.

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Full Name of Registrant

Not applicable.

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Former Name if Applicable

527 Madison Avenue, 16th Floor
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Address of Principal Executive Office (Street and Number)

New York, New York 10022
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a)  The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
         (b)  The subject annual report, semi-annual report, transition report
[X]           on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or
              portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
         (c)  The accountant's statement or other exhibit required by Rule
              12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Quarterly Report on Form 10-Q of NorthStar Realty Finance Corp. (the
"Company") for the period ending September 30, 2004 could not be filed within the prescribed time period because the review of the Company's financial statements for the three and nine months ended September 30, 2004 has not yet been completed. The Company expects to file its Form 10-Q on or before the fifth calendar day following December 9, 2004.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Mark E. Chertok           212                          319-8801
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(Name)                   (Area Code)                  (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the
     Securities Exchange Act of 1934 or Section 30 of the Investment Company Act
     of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no,
     identify report(s).                     Yes [X]  No [ ]
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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof?                                Yes [ ]  No [X]

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                         NorthStar Realty Finance Corp.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  December 9, 2004                   By   /s/ Mark E. Chertok
      -----------------------------         ------------------------
                                              Name:  Mark E. Chertok
                                              Title: Chief Financial Officer

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